Additional Financial Information - Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 14,371	$ 15,186	$ 14,741
Interest costs on debt balances	5,221	5,399	5,256
Net amortization of debt discount	165	174	155
Capitalized interest costs	(656)	(740)	(678)
Advertising expense	3,071	2,682	2,643
Other income (expense), net
Interest income	121	94	82
Other components of net periodic benefit (cost) income	627	3,068	(11)
Early debt extinguishment costs	3,604	725	1,983
Other, net	(44)	(73)	(109)
Other income (expense), net	$ (2,900)	$ 2,364	$ (2,021)